SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accrued post-employment and termination benefits - current portion	$ 8,809	$ 9,338
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Payroll payable	6,876	8,339
Accrued post-employment and termination benefits - current portion	8,809	9,338
Business and other taxes payable	456	585
Accrued expenses	18,362	18,029
Other payable secured by acceptance draft	3,525	216
Other payable	9,400	9,067
Total	$ 47,428	$ 45,574